Subsequent Events	9 Months Ended
Sep. 30, 2018
Community Specialty Pharmacy, LLC [Member]
Subsequent Events

Note 5 – Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2017 through the date these financial statements were issued and has determined that other than as disclosed below, there have been no subsequent events for which recognition or disclosure is required.

On October 15, 2018, the Company entered into and consummated the sale of its 100% of the member’s interest, pursuant to the terms and conditions of the Membership Interest Purchase Agreement (“Purchase Agreement”), entered into by and among Trxade Group, Inc.(“Trxade”) as the buyer, and the Company, and Nikul Panchal, the sole equity owner (collectively, the “Seller”). The purchase price for the 100% equity interest in the Company was $300,000 in cash, a promissory note issued by Trxade of $300,000, accruing interest at a simple interest rate of ten percent (10%), with interest payable annually, and principal payable at maturity in thirty-six (36) months (the “Promissory Note”), and a warrant to purchase 405,507 shares of Trxade’s common stock (“Revocable Warrant”), exercisable for eight (8) years from the issuance date at a strike price of $0.01 per share, and subject to revocability restrictions which lapse over three (3) years. The fair value of the warrants as calculated under Black-Scholes was $170,313.